SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT REPORTING
Summary of information by segment for continuing operations

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Reportable segment revenues:
Data center	17,580	33,482	28,389
Cryptocurrency mining	46,839	21,562	17,091
Others	199	—	—
Inter-segment[1]	(7,593)	(11,943)	(12,558)
Total segment and consolidated revenues	57,025	43,101	32,922
Reportable segment cost of revenue-exclusive depreciation and amortization:
Data center	(17,515)	(21,834)	(16,877)
Cryptocurrency mining	(21,678)	(19,216)	(14,263)
Others	(3,425)	—	—
Inter-segment[1]	7,593	11,943	12,558
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(35,025)	(29,107)	(18,582)
Reportable segment cost of revenue-depreciation and amortization:
Data center	(4,983)	(2,480)	(2,642)
Cryptocurrency mining	(21,185)	(8,468)	(8,713)
Others	(2)	—	—
Total segment and consolidated cost of revenue-depreciation and amortization	(26,170)	(10,948)	(11,355)
Total segment and consolidated cost	(61,195)	(40,055)	(29,937)
Reportable segment gross (loss) profit[2]:
Data center	(12,511)	(2,775)	(3,688)
Cryptocurrency mining	11,569	5,821	6,673
Others	(3,228)	—	—
Total segment gross (loss) profit	(4,170)	3,046	2,985
General and administrative expenses - payroll:
Data center	(5)	(13)	(52)
Cryptocurrency mining	(823)	(2,033)	(1,951)
Others	(5,268)	(3,921)	(3,672)
Total general and administrative expenses - payroll	(6,096)	(5,967)	(5,675)
Reconciling items:
Sales and marketing expenses	(336)	(153)	(54)
General and administrative expenses - others	(15,850)	(12,498)	(8,034)
Service development expenses	(2,213)	(874)	(69)
Operating expenses	(24,495)	(19,492)	(13,832)
Other operating income	115	180	214
Government grant	29	—	—
Other operating expenses	(2,370)	(13,642)	(613)
Net (loss) gain on disposal of cryptocurrency assets	(7,835)	7,074	—
Impairment of cryptocurrency assets	(9,396)	(2,359)	—
Changes in fair value of cryptocurrency assets	—	—	3,203
Changes in fair value of contingent considerations	1,247	—	—
Impairment of property and equipment:
Data center	—	—	—
Cryptocurrency mining	(35,224)	—	—
Impairment of property and equipment, total	(35,224)	—	—
Impairment of intangible assets:
Data center	(7,539)	—	—
Cryptocurrency mining	—	—	—
Impairment of intangible assets, total	(7,539)	—	—
Changes in fair value of payables settled by cryptocurrency assets	—	—	37
Operating loss from continuing operations	(89,638)	(25,193)	(8,006)
Other income, net	9,031	691	627
Interest income	150	242	56
Interest expense	(218)	—	—
Gain (loss) from equity method investments	164	(295)	(20)
Impairment of long-term investments	(2,250)	(1,408)	(132)
Gain from disposal of long-term investments	—	614	—
Gain from short-term investments	—	—	156
Gain from disposal of subsidiaries	3,340	—	—
Change in fair value of derivative instruments	—	(35)	311
Income tax benefits	—	—	—
Net loss from continuing operations	(79,421)	(25,384)	(7,008)
1	The inter-segment eliminations mainly consist of data center revenue of US$7,593, US$11,943 and US$12,558 generated from data center services provided by data center segment to cryptocurrency mining segment for the years ended December 31, 2022, 2023 and 2024, respectively, and corresponding data center services cost of US$7,593, US$11,943 and US$12,558 incurred by cryptocurrency mining segment for the years ended December 31, 2022 2023 and 2024, respectively, which have been eliminated upon consolidation.
[2]	The segment gross (loss) profit are presented after inter-segment eliminations.

Schedule of revenue from continuing operations by the geographical locations

	For the years ended December 31
Revenues	2022	2023	2024
	US$	US$	US$
Hong Kong	47,038	21,562	17,091
USA	17,580	33,482	28,389
Inter-segment	(7,593)	(11,943)	(12,558)
	57,025	43,101	32,922

Schedule of long-lived assets by geographical locations

Long-lived assets	As of December 31, 2023	As of December 31, 2024
	US$	US$
USA	25,400	18,158
Hong Kong	693	140
Mainland China	1,013	650
Ethiopia	—	3,575
	27,106	22,523